Non-Current Liability (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Non-Current Liability [Abstract]
Summary of Non-current liability
	March 31	June 30
	2014	2013
Shareholders' loan	$46,096	$45,665

	6/30/2013	6/30/2012
Shareholders loans	45,665	218,574
	$45,665	$218,574